Income Taxes - Changes in valuation allowance for deferred tax assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018
Income Tax [Abstract]
Balance at beginning of year	¥ 444,916		¥ 422,280		¥ 519,492
Net change during the year	(56,505)	[1]	22,636	[2]	(97,212)	[3]
Balance at end of year	¥ 388,411		¥ 444,916		¥ 422,280

[1]	Primarily includes a reduction of ¥59,330 million of valuation allowances of certain foreign subsidiaries mainly by expiration of loss carryforwards, an increase of ¥11,462 million of valuation allowances mainly due to a decrease of Valuation of financial instruments, and a reduction of ¥8,637 million related to Japanese subsidiaries and the Company mainly by utilization of loss carryforwards. In total, ¥56,505 million of allowances decreased for the year ended March 31, 2020.
[2]	Primarily includes an increase of ¥11,843 million of valuation allowances of certain foreign subsidiaries mainly due to an increase in valuation allowances related to operating loss carryforwards, partially offset by a decrease of valuation allowances related to accrued expenses and provisions, an increase of ¥6,265 million related to Japanese subsidiaries and the Company because of an increase in valuation allowances related to operating loss carryforwards recognized in the current year, an increase of ¥14,976 million of valuation allowances related to Japanese subsidiaries and the Company as a result of changes in the expected realization of deferred tax assets, and a reduction of ¥10,448 million of valuation allowances related to expiration of operating loss carryforwards. In total, ¥22,636 million of allowances increased for the year ended March 31, 2019.
[3]	Primarily includes a reduction of ¥80,459 million of valuation allowances of certain foreign subsidiaries mainly due to changes in tax laws in the U.S., an increase of ¥17,340 million related to Japanese subsidiaries and the Company because of an increase in valuation allowances related to operating loss carryforwards, and a reduction of ¥34,093 million of valuation allowances related to Japanese subsidiaries and the Company as a result of changes in the expected realization of deferred tax assets. In total, ¥97,212 million of allowances decreased for the year ended March 31, 2018.